Commitments for Expenditure (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Schedule of Operating Lease Commitment

	Consolidated
	June 30, 2020 A $	June 30, 2019 A $
Lease commitments—operating
Committed at the reporting date but not recognized as liabilities, payable:
Within one year	—	126,148
One to five years	—	137,417

	—	263,565